Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance at beginning of period	R$ 12,495	R$ 17,496
Additions	585	1,282
Additions due to acquisitions	3,404	218
Disposals	(533)	(3,937)
Hyperinflation adjustment	33	(1)
Exchange variations	(252)	1
Balance at end of period	15,732	12,495
Cost
Property, plant and equipment
Balance at beginning of period	23,116	28,526
Additions	6,105	4,747
Additions due to acquisitions	3,404	218
Disposals	(2,353)	(10,386)
Hyperinflation adjustment	135	26
Exchange variations	(287)	(15)
Balance at end of period	30,120	23,116
Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(10,621)	(11,030)
Depreciation additions	(5,521)	(6,029)
Additions due to acquisitions	0	0
Disposals	1,820	6,449
Hyperinflation adjustment	(102)	(27)
Exchange variations	35	16
Balance at end of period	R$ (14,388)	R$ (10,621)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Balance at beginning of period	R$ 770
Balance at end of period	572	R$ 770
Furniture and fixtures | Cost
Property, plant and equipment
Balance at beginning of period	1,374	1,351
Additions	31	6
Additions due to acquisitions	160	24
Disposals	(413)	(7)
Hyperinflation adjustment	22	5
Exchange variations	(4)	(5)
Balance at end of period	1,169	1,374
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(604)	(470)
Depreciation additions	(153)	(145)
Additions due to acquisitions	0	0
Disposals	172	12
Hyperinflation adjustment	(12)	(3)
Exchange variations	0	2
Balance at end of period	R$ (597)	R$ (604)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Balance at beginning of period	R$ 829
Balance at end of period	1,091	R$ 829
Leasehold improvements | Cost
Property, plant and equipment
Balance at beginning of period	1,674	4,171
Additions	18	0
Additions due to acquisitions	465	36
Disposals	0	(2,534)
Hyperinflation adjustment	27	8
Exchange variations	(7)	(7)
Balance at end of period	2,177	1,674
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(847)	(1,220)
Depreciation additions	(225)	(397)
Additions due to acquisitions	0	0
Disposals	0	773
Hyperinflation adjustment	(17)	(5)
Exchange variations	3	2
Balance at end of period	R$ (1,086)	R$ (847)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Balance at beginning of period	R$ 8,047
Balance at end of period	10,030	R$ 8,047
Data processing equipment | Cost
Property, plant and equipment
Balance at beginning of period	14,277	12,779
Additions	5,093	3,919
Additions due to acquisitions	935	158
Disposals	(1,024)	(2,589)
Hyperinflation adjustment	86	13
Exchange variations	(276)	(3)
Balance at end of period	19,091	14,277
Data processing equipment | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(6,229)	(6,395)
Depreciation additions	(2,860)	(2,412)
Additions due to acquisitions	0	0
Disposals	69	2,585
Hyperinflation adjustment	(73)	(19)
Exchange variations	32	12
Balance at end of period	(9,061)	(6,229)
Right of use – leases
Property, plant and equipment
Balance at beginning of period	2,620
Balance at end of period	3,846	2,620
Right of use – leases | Cost
Property, plant and equipment
Balance at beginning of period	4,967	9,410
Additions	959	811
Additions due to acquisitions	1,817	0
Disposals	(800)	(5,254)
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	6,943	4,967
Right of use – leases | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(2,347)	(2,449)
Depreciation additions	(2,228)	(2,969)
Additions due to acquisitions	0	0
Disposals	1,478	3,071
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	R$ (3,097)	R$ (2,347)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Balance at beginning of period	R$ 104
Balance at end of period	78	R$ 104
Machinery and equipment | Cost
Property, plant and equipment
Balance at beginning of period	515	517
Additions	0	0
Additions due to acquisitions	1	0
Disposals	(108)	(2)
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	408	515
Machinery and equipment | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(411)	(335)
Depreciation additions	(17)	(82)
Additions due to acquisitions	0	0
Disposals	97	6
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	(330)	(411)
Other fixed assets
Property, plant and equipment
Balance at beginning of period	125
Balance at end of period	115	125
Other fixed assets | Cost
Property, plant and equipment
Balance at beginning of period	309	298
Additions	5	11
Additions due to acquisitions	26	0
Disposals	(8)	0
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	332	309
Other fixed assets | Accumulated depreciation
Property, plant and equipment
Balance at beginning of period	(183)	(161)
Depreciation additions	(38)	(24)
Additions due to acquisitions	0	0
Disposals	4	2
Hyperinflation adjustment	0	0
Exchange variations	0	0
Balance at end of period	R$ (217)	R$ (183)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%